Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments for operating leases with initial or remaining terms in excess of one year at December 31, 2015 were:

Operating Leases
(in thousands)
2016	$101
2017	43
Thereafter	-
Future minimum lease payments	$144